Submission	Oct. 09, 2025
Submission [Line Items]
Central Index Key	0002090452
Registrant Name	FG Imperii Acquisition Corp.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A